As filed with the Securities and Exchange Commission on January 3, 2013

1933 Act File No. 002-98409
1940 Act File No. 811-04325

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 52	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 52	[ X ]
(Check appropriate box or boxes.)

FIRST INVESTORS LIFE SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

110 Wall Street
New York, New York 10005
(Address of Principal Executive Offices)   (Zip Code)
Registrant’s Telephone Number, including Area Code:  (212) 858-8000

Mary Carty, Esq.
First Investors Life Series Funds
110 Wall Street
New York, New York 10005
(Name and Address of Agent for Service)

Copy to:
Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1601

It is proposed that this filing will become effective (check appropriate box)
[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 51 to the Registrant’s registration statement on December 13, 2012.

SIGNATURES

Pursuant to the requirements of the Securities  Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused  this Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Edison, and the State of New Jersey, on the 3rd day of January 2013.

FIRST INVESTORS LIFE SERIES FUNDS
By:	/s/ Derek Burke
Derek Burke
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 52 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Derek Burke	President	January 3, 2013
Derek Burke

/s/ Joseph I. Benedek	Treasurer	January 3, 2013
Joseph I. Benedek

/s/ Susan E. Artmann	Trustee	January 3, 2013
Susan E. Artmann*

/s/ Mary J. Barneby	Trustee	January 3, 2013
Mary J. Barneby*

/s/ Charles R. Barton, III	Trustee	January 3, 2013
Charles R. Barton, III*

/s/ Stefan L. Geiringer	Trustee	January 3, 2013
Stefan L. Geiringer*

/s/ Arthur M. Scutro, Jr.	Trustee	January 3, 2013
Arthur M. Scutro, Jr.*

/s/ Mark R. Ward	Trustee	January 3, 2013
Mark R. Ward*

*  By:  /s/ Mary Carty
Mary Carty
(Attorney-in-Fact)

Exhibit Index

Type	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Document